AlphaCentric Hedged Market Opportunity Fund

a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for AlphaCentric Hedged Market Opportunity Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on October 11, 2016, (SEC Accession No. 0001580642-16-011500).